Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of amounts recognized in consolidated statement of financial position

	For the year ended December 31,
Right-of-use assets	2022	2021
Land, building and improvements	6,757	10,062
Plant and production equipment	2,031	2,057
Vehicles, furniture and fixtures	404	783
	9,192	12,902

Lease liabilities
Current	3,278	3,765
Non-current	5,531	8,484
	8,809	12,249

Schedule of evolution of right-of-use assets and lease liabilities

Right-of-use assets	2022	2021
Balances at the beginning of the year	12,902	13,448
Additions	465	2,407
Contract modifications	(103)	-
Depreciation of the year	(4,577)	(4,154)
Translation differences and inflation adjustment	505	1,201
Balances at the end of the year	9,192	12,902

Lease liabilities	2022	2021
Balances at the beginning of the year	12,249	13,684
New contracts	482	2,419
Lease payments	(4,307)	(4,729)
Contract modifications	(103)	-
Leases financial cost	605	737
Translation differences and inflation adjustment	(117)	138
Balances at the end of the year	8,809	12,249

Schedule of maturity of lease liabilities

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2022	3,576	1,022	2,192	3,890	10,680
At December 31, 2021	4,035	3,776	5,376	4,354	17,541

Schedule of amounts recognized in consolidated statement of income

	For the year ended December 31,
	2022	2021	2020
Depreciation charge of right-of-use assets
Land, building and improvements	(3,966)	(3,514)	(2,790)
Plant and production equipment	(179)	(160)	(160)
Vehicles, furniture and fixtures	(432)	(480)	(263)
	(4,577)	(4,154)	(3,213)

Financial expenses (Leases financial cost)	(605)	(737)	(407)
Expense relating to short-term leases (included in cost of services and selling, general and administrative expenses)	(412)	(827)	(927)
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in cost of services and selling, general and administrative expenses)	(300)	(299)	(222)
Expense relating to variable lease payments not included in lease liabilities (included in cost of services)	(1,330)	(467)	(540)

Schedule of minimum lease payments receivable on leases and sub-concession of spaces

	At December 31,
	2022	2021	2020
Within 1 year	99,142	77,387	66,546
Between 1 and 5 years	241,115	175,409	176,019
Later than 5 years	136,344	42,082	155,840
Total	476,601	294,878	398,405